Initial Public Offering (FY) (Details) - $ / shares		8 Months Ended	9 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering (Details) [Line Items]
Proposed public offering description	the Company sold 18,975,000 Units, (which included 2,475,000 Units issued pursuant to the full exercise of the over-allotment option) at a purchase price of $10.00 per Unit. Each unit that the Company is offering has a price of $10.00 and consists of one share of common stock, one right, and one-half of one redeemable warrant. Each right entitles the holder thereof to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination. Each whole warrant entitles the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as described herein.	On December 22, 2021, the Company sold 18,975,000 Units, (which included 2,475,000 Units issued pursuant to the full exercise of the over-allotment option) at a purchase price of $10.00 per Unit. Each unit that the Company is offering has a price of $10.00 and consists of one share of common stock, one right, and one-half of one redeemable warrant. Each right entitles the holder thereof to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination. Each whole warrant entitles the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as described herein.
Newly issued price	$ 10.1
Redemption of warrants description		●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); ●if, and only if, the last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	●in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); ● if, and only if, the last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Newly issued price		$ 11.5
Market price per share		9.2	$ 9.2
Stock price		18	18
Public Warrants [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Initial Public Offering (Details) [Line Items]
Market price per share		$ 9.2	$ 9.2
Public Warrants [Member] | Initial Business Combination [Member]
Initial Public Offering (Details) [Line Items]
Total equity proceeds		60.00%	60.00%
Public Warrants [Member] | Minimum [Member]
Initial Public Offering (Details) [Line Items]
Market value percentage		115.00%	115.00%
Public Warrants [Member] | Maximum [Member]
Initial Public Offering (Details) [Line Items]
Market value percentage		180.00%	180.00%